Expense Example {- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund Retail PRO-10 - Fidelity Real Estate Income Fund - Fidelity Real Estate Income Fund	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894